Derivative Instruments - Summary of Derivative Instruments (Details) - Interest Rate Swap - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Designated as Hedging Instrument
Fair Value of Derivative Instruments
Realized (gains) losses	$ (32,008)	$ (50,795)	$ (47,648)
Other Comprehensive Income (Loss) | Designated as Hedging Instrument
Fair Value of Derivative Instruments
Unrealized (gains) losses	(17,618)	55,913	20,148
Debt termination expense | Not Designated as Hedging Instrument
Fair Value of Derivative Instruments
Realized loss on derivative instruments, net	$ 2	$ 40	$ (15)